UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05617

Shelton Greater China Fund
(Exact name of registrant as specified in charter)

1050 17th Street, Suite 1710
Denver, Colorado 80265-2077
(Address of principal executive offices)     (Zip code)

Teresa Axelson
1050 17th Street, Suite 1710
Denver, Colorado 80265-2077
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 955-9988

Date of fiscal year end: December 31
Date of reporting period: September 30, 2015

SHELTON GREATER CHINA FUND
Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / September 30, 2015

Security Description	Shares	Value
Common Stock (96.94%)

Basic Materials (2.33%)
Chemicals (1.05%)
Kingboard Chemical Holdings Ltd	7,000	8,481
Sinopec Shanghai Petrochemical Co Ltd	186,000	70,800
		79,281

Iron/Steel (0.88%)
Fosun International Ltd	39,000	66,929

Mining (0.40%)
Zijin Mining Group Co Ltd	116,000	30,235

Total Basic Materials		176,445

Communications (16.07%)
Internet (6.96%)
Tencent Holdings Ltd	31,600	527,210

Telecommunications (9.11%)
China Mobile Ltd	30,400	360,093
Chunghwa Telecom Co Ltd	100,000	299,467
PCCW Ltd	59,000	30,223
		689,783

Total Communications		1,216,993

Consumer, Cyclical (3.97%)
Auto Manufacturers (0.48%)
Great Wall Motor Co Ltd	33,000	36,449

Home Furnishings (1.87%)
Haier Electronics Group Co Ltd	85,000	141,703

Lodging (1.33%)
Formosa International Hotels Corp	5,073	33,829
Galaxy Entertainment Group Ltd	4,000	10,168
Sands China Ltd	18,800	56,521
		100,518

Retail (0.29%)
Intime Retail Group Co Ltd	21,000	21,677

Total Consumer, Cyclical		300,347

Consumer, Non-Cyclical (5.36%)
Food (2.37%)
China Mengniu Dairy Co Ltd	16,000	56,155
Uni-President Enterprises Corp	57,375	99,126
Want Want China Holdings Ltd	29,000	23,799
		179,080

Pharmaceuticals (2.99%)
Sihuan Pharmaceutical Holdings Group Ltd	284,000	138,885
Sinopharm Group Co Ltd	13,500	47,206
TTY Biopharm Co Ltd	13,943	40,487
		226,578

Total Consumer, Non-Cyclical		405,658

Energy (2.92%)
Oil & Gas Producers (2.92%)
China Petroleum & Chemical Corp	78,000	47,404
CNOOC Ltd	56,000	57,301
PetroChina Co Ltd	70,000	48,503
		153,208

Energy-Alternate Sources (0.89%)
China Longyuan Power Group Corp Ltd	52,000	55,825
GCL-Poly Energy Holdings Ltd	61,000	11,728
		67,553

Total Energy		220,761

Financial (40.90%)
Banks (19.01%)
Bank of China Ltd	616,000	264,681
BOC Hong Kong Holdings Ltd	70,000	205,484
China CITIC Bank Corp Ltd	135,000	78,213
China Construction Bank Corp	422,000	280,426
China Minsheng Banking Corp Ltd	33,000	30,403
Chongqing Rural Commercial Bank Co Ltd	223,000	125,743
Hang Seng Bank Ltd	10,000	179,613
Industrial & Commercial Bank of China Ltd	476,000	273,930
		1,438,493

Diversified Financial Services (6.12%)
China Everbright Ltd	20,000	45,523
Fubon Financial Holding Co Ltd	167,713	260,781
Hong Kong Exchanges and Clearing Ltd	6,700	152,846
Mega Financial Holding Co Ltd	6,477	4,476
		463,626

Insurance (7.61%)
AIA Group Ltd	50,000	258,387
China Taiping Insurance Holdings Co Ltd	82,764	256,835
PICC Property & Casualty Co Ltd	31,457	61,128
		576,350

Investment Companies (2.22%)
CK Hutchison Holdings Ltd	13,000	168,077
		168,077

Real Estate (5.94%)
Cheung Kong Property Holdings Ltd	13,000	94,523
Hysan Development Co Ltd	31,000	128,800
New World Development Co Ltd	30,666	29,677
Sun Hung Kai Properties Ltd	15,166	196,669
		449,669

Total Financial		3,096,215

Industrial (10.99%)
Building Materials (0.13%)
BBMG Corp	14,500	9,935

Electrical Components & Equipment (0.72%)
Tianneng Power International Ltd	90,000	54,581

Electronics (0.69%)
Hon Hai Precision Industry Co Ltd	20,228	52,484

Engineering & Construction (4.61%)
China State Construction International Holdings Ltd	244,000	348,841

Environmental Control (4.84%)
China Everbright International Ltd	262,200	366,065

Total Industrial		831,906

Technology (7.41%)
Computers (1.26%)
Asustek Computer Inc	6,000	51,376
Lenovo Group Ltd	52,000	43,814
		95,190

Semiconductors (6.15%)
Chipbond Technology Corp	58,000	83,857
MediaTek Inc	3,000	22,142
Taiwan Semiconductor Manufacturing Co Ltd	91,284	359,691
		465,690

Total Technology		560,880

Utilities (7.01%)
Electric (6.02%)
China Resources Power Holdings Co Ltd	94,000	214,441
HK Electric Investments & HK Electric Investments Ltd	4,375	3,116
Huaneng Power International Inc	68,000	73,089
Power Assets Holdings Ltd	17,500	165,065
		455,711

Gas (0.99%)
Hong Kong & China Gas Co Ltd	39,930	74,811

Total Utilities		530,522

Total Common Stock (Cost $6,178,222)		7,339,727

Rights/Warrants (0.00%)
Fosun International Ltd Rights @ 13.42	4,368	-
Total Rights/Warrants (Cost $0)		-

Total Investments (Cost $6,178,222) (a) (96.94%)		7,339,727
Other Net Assets (3.06%)		231,939
Net Assets (100.00%)		7,571,666

*	Non-income producing security.
(a)	Aggregate cost for federal income tax purpose is $6,635,769

At September 30, 2015, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$1,276,235
Unrealized depreciation	(572,277)
Net unrealized appreciation	$703,958

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Fair Value Measurements
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust's securities at September 30, 2015 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)	Total
Investments, in securities
Common stocks (b)	$7,200,842	$-	$138,885	$7,339,727
Rights and warrants	-	-	-	$-
Short term securities	-	-	-	$-
Total investments in securities	$7,200,842	$-	$138,885	$7,339,727

(a)	It is the Fund's policy to recognize transfers between levels on the last day of the fiscal reporting period. There were no transfers in or out of Level 1, Level 2, and Level as of September 30, 2015.
(b)	For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Greater China Fund

By /s/ Stephen C. Rogers
Stephen C. Rogers,
Chairman
Date: November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Stephen C. Rogers
Stephen C. Rogers,
Chairman
Date: November 20, 2015

By /s/ William P. Mock
William P. Mock
Treasurer (as Principal Financial Officer)
Date: November 20, 2015